                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

Morgan Stanley Convertible Securities Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CONVERTIBLE SECURITIES TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2006

                                                    MERRILL
                                                  LYNCH ALL          LIPPER
                                                CONVERTIBLE     CONVERTIBLE
                                                 SECURITIES           FUNDS
CLASS A     CLASS B     CLASS C     CLASS D        INDEX(1)        INDEX(2)
 6.27%       5.78%       5.98%       6.33%         5.80%           5.75%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the six-month reporting period, the broad stock market was supported by the strong pace of economic activity and healthy corporate earnings. Although the fourth quarter gross domestic product fell short of expectations, many attributed the weakness to short-term losses related to the Gulf Coast hurricanes. The Federal Open Market Committee (the "Fed") continued its policy of measured rate increases, raising the federal funds rate four times during the period, from 3.75 percent to 4.75 percent. Inflation remained relatively benign, despite high energy prices and rising interest rates. The yield curve flattened, and even inverted at times, as the yields on long-term bonds generally declined. (The yield curve represents the difference between yields on short-term bonds and those of long-term bonds.)

The convertible securities market also advanced during the period, due to several key factors. Trading activity and pricing stabilized following a period of negative sentiment--sentiment that was driven by the underperformance and redemptions of hedge funds, which are significant investors in the convertibles market. Valuations in the asset class benefited from the further narrowing of credit spreads. The sustained outperformance of small- and mid-capitalization stocks was also advantageous, as small- and mid-cap companies are significant issuers of convertible securities.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust Classes A, C and D shares outperformed the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Funds Index for the six months ended March 31, 2006, assuming no deduction of applicable sales charges. Class B shares underperformed the Merrill Lynch All Convertible Securities Index and outperformed the Lipper Convertible Funds Index for the same period, again assuming no deduction of applicable sales charges.

The Fund's gains were primarily attributable to strong performance by individual holdings, rather than broad sector or industry trends. This is consistent with our bottom-up approach to security selection, which emphasizes the analysis of individual company fundamentals over sector allocation. Telecommunications-related semiconductor companies were standouts, as an increase in telecom capital spending during the period boosted demand for semiconductors. Our picks in industrials also served the Fund well during the period. The strength of the economy propelled cyclical industries such as industrials. (Cyclical industries are those whose performance cycles are strongly correlated to economic cycles).

In contrast, the utilities sector and auto and auto-related holdings were two areas of weakness for the Fund. Although we continued to reduce the Fund's exposure to utilities as the Fed remained committed to raising rates and the securities no longer fit our criteria, the group slowed the Fund's gains during the period. The rising interest rate environment, coupled with the flattening yield curve, did not bode well for utilities companies, which are rate sensitive and are typically sought by investors for their yields. The beleaguered auto and auto parts industries continued to struggle amid declining earnings and pension woes at the major U.S. manufacturers.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Lehman Brothers Holdings Inc.                2.0%
Continental Airlines Inc                     1.9
Liberty Media Corp.                          1.7
Wyeth                                        1.7
Nii Holdings Inc                             1.7
Lazard Ltd. (Bermuda)                        1.6
Charming Shoppes Inc                         1.6
L-3 Communications Corp                      1.6
Cooper Cameron Corp                          1.6
Host Marriott Lp                             1.5

TOP FIVE INDUSTRIES

Semiconductors                               8.7%
Biotechnology                                6.4
Oilfield Services/Equipment                  4.3
Investment Banks/Brokers                     4.2
Pharmaceuticals: Other                       3.9

DATA AS OF MARCH 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its assets in convertible securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the stock to assure that the required percentage of its assets is invested in convertible securities. The Fund's convertible securities may include lower rated fixed-income securities commonly known as "junk bonds." The convertible securities also may include "exchangeable" and "synthetic" convertible securities. In deciding which securities to buy, hold or sell, the Fund's Investment Adviser considers market, economic and political conditions.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2006

                       CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                      (SINCE 07/28/97)     (SINCE 10/31/85)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                           CNSAX                CNSBX                CNSCX                CNSDX
1 YEAR                           11.45%(3)            10.53%(3)            10.73%(3)            11.64%(3)
                                  5.60(4)              5.53(4)              9.73(4)                --
5 YEARS                           6.20(3)              5.37(3)              5.42(3)              6.44(3)
                                  5.06(4)              5.05(4)              5.42(4)                --
10 YEARS                            --                 7.28(3)                --                   --
                                    --                 7.28(4)                --                   --
SINCE INCEPTION                   6.60(3)              7.75(3)              5.81(3)              6.84(3)
                                  5.94(4)              7.75(4)              5.81(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THIER RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 - 03/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING       ENDING       EXPENSES PAID
                                                    ACCOUNT VALUE  ACCOUNT VALUE  DURING PERIOD *
                                                    -------------  -------------  ---------------
                                                                                    10/01/05 -
                                                      10/01/05       03/31/06        03/31/06
                                                    -------------  -------------  ---------------
CLASS A
Actual (6.27% return)                                 $ 1,000.00     $ 1,062.70        $ 5.81
Hypothetical (5% annual return before expenses)       $ 1,000.00     $ 1,019.30        $ 5.69

CLASS B
Actual (5.78% return)                                 $ 1,000.00     $ 1,057.80        $ 9.75
Hypothetical (5% annual return before expenses)       $ 1,000.00     $ 1,015.46        $ 9.55

CLASS C
Actual (5.98% return)                                 $ 1,000.00     $ 1,059.80        $ 8.27
Hypothetical (5% annual return before expenses)       $ 1,000.00     $ 1,016.90        $ 8.10

CLASS D
Actual (6.33% return)                                 $ 1,000.00     $ 1,063.30        $ 4.63
Hypothetical (5% annual return before expenses)       $ 1,000.00     $ 1,020.44        $ 4.53

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.13%, 1.90%, 1.61% AND 0.90% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON      MATURITY
THOUSANDS                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------
            CONVERTIBLE BONDS (73.5%)
            ADVERTISING/MARKETING SERVICES (0.8%)
$   1,325   Lamar Advertising Co.                                      2.875%    12/31/10    $   1,538,656
                                                                                             -------------
            AEROSPACE & DEFENSE (3.4%)
    1,800   Armor Holdings, Inc.                                        2.00^    11/01/24        2,191,500
    1,050   EDO Corp.                                                   4.00     11/15/25        1,157,625
    3,000   L-3 Communications Corp. - 144A*                            3.00     08/01/35        3,097,500
                                                                                             -------------
                                                                                                 6,446,625
                                                                                             -------------
            AIRLINES (1.9%)
    2,500   Continental Airlines Inc.                                   4.50     02/01/07        2,478,125
      700   Continental Airlines Inc.                                   5.00     06/15/23        1,085,875
                                                                                             -------------
                                                                                                 3,564,000
                                                                                             -------------
            APPAREL/FOOTWEAR RETAIL (2.7%)
    1,980   Charming Shoppes, Inc.                                      4.75     06/01/12        3,101,175
    2,450   TJX Companies, Inc. (The)                                   0.00     02/13/21        2,061,063
                                                                                             -------------
                                                                                                 5,162,238
                                                                                             -------------
            BIOTECHNOLOGY (6.4%)
    2,450   Amgen Inc. - 144A*                                         0.375     02/01/13        2,486,750
    2,000   deCODE genetics, Inc.                                       3.50     04/15/11        1,732,500
    1,800   INCYTE Corp.                                                3.50     02/15/11        1,480,500
    1,000   Invitrogen Corp.                                            1.50     02/15/24          875,000
    1,225   ISIS Pharmaceuticals, Inc.                                  5.50     05/01/09        1,172,937
    1,600   Medimmune Inc.                                              1.00     07/15/23        1,584,000
    2,000   NPS Pharmaceuticals, Inc.                                   3.00     06/15/08        1,765,000
    1,535   Oscient Pharmaceuticals Corp.                               3.50     04/15/11        1,181,950
                                                                                             -------------
                                                                                                12,278,637
                                                                                             -------------
            BROADCASTING (0.5%)
      285   Sirius Satellite Radio Inc.                                 3.50     06/01/08        1,050,938
                                                                                             -------------
            CABLE/SATELLITE TV (2.7%)
    2,000   Echostar Communications Corp.                               5.75     05/15/08        1,985,000
    2,200   Liberty Media Corp.                                         0.75     03/30/23        2,312,750
    1,250   Liberty Media Corp.                                         3.25     03/15/31          940,625
                                                                                             -------------
                                                                                                 5,238,375
                                                                                             -------------
            CASINO/GAMING (0.7%)
    1,800   International Game Technology                               0.00     01/29/33        1,356,750
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON      MATURITY
THOUSANDS                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------
            COMPUTER COMMUNICATIONS (1.5%)
$     875   Finisar Corp.                                               5.25%    10/15/08    $     924,219
    1,750   Juniper Networks, Inc.                                      0.00     06/15/08        1,890,000
                                                                                             -------------
                                                                                                 2,814,219
                                                                                             -------------
            COMPUTER PERIPHERALS (2.3%)
    2,100   Electronics for Imaging, Inc.                               1.50     06/01/23        2,436,000
      660   Maxtor Corp.                                                6.80     04/30/10          754,875
      400   Maxtor Corp. - 144A*                                       2.375     08/15/12          637,500
      700   SafeNet, Inc. - 144A*                                       2.50     12/15/10          643,125
                                                                                             -------------
                                                                                                 4,471,500
                                                                                             -------------
            ELECTRICAL PRODUCTS (0.5%)
    1,050   Wilson Greatbach Technology                                 2.25     06/15/13          889,875
                                                                                             -------------
            ELECTRONIC COMPONENTS (1.1%)
    1,050   Hutchinson Technology Inc.                                  3.25     01/15/26        1,103,812
    1,400   Solectron Corp. (Series B)                                  0.50     02/15/34        1,076,250
                                                                                             -------------
                                                                                                 2,180,062
                                                                                             -------------
            ELECTRONIC DISTRIBUTORS (0.4%)
    1,000   Safeguard Scientifics - 144A*                              2.625     03/15/24          775,000
                                                                                             -------------
            ELECTRONIC PRODUCTION EQUIPMENT (1.7%)
    1,000   Axcelis Tech, Inc.                                          4.25     01/15/07          990,000
    1,500   Cymer, Inc.                                                 3.50     02/15/09        1,530,000
      800   Teradyne Inc.                                               3.75     10/15/06          795,000
                                                                                             -------------
                                                                                                 3,315,000
                                                                                             -------------
            ELECTRONICS/APPLIANCE STORES (0.7%)
    1,000   Best Buy Co., Inc.                                          2.25     01/15/22        1,266,250
                                                                                             -------------
            ELECTRONICS/APPLIANCES (1.1%)
    1,925   Eastman Kodak Co.                                          3.375     10/15/33        2,057,344
                                                                                             -------------
            ENGINEERING & CONSTRUCTION (0.7%)
      905   Fluor Corp.                                                 1.50     02/15/24        1,421,981
                                                                                             -------------
            ENVIRONMENTAL SERVICES (0.3%)
      700   Allied Waste Industries, Inc.                               4.25     04/15/34          652,750
                                                                                             -------------
            FINANCIAL CONGLOMERATES (1.2%)
    2,200   American Express Co.                                        1.85^    12/01/33        2,290,750
                                                                                             -------------
            HOSPITAL/NURSING MANAGEMENT (1.0%)
    1,800   Manor Care Inc. - 144A*                                    2.125#    08/01/35        1,959,750
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON      MATURITY
THOUSANDS                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------
            HOTELS/RESORTS/CRUISELINES (1.5%)
$   2,750   Carnival Corp. (Panama)                                    1.132^%   04/29/33    $   1,938,750
      800   Hilton Hotels Corp.                                        3.375     04/15/23          975,000
                                                                                             -------------
                                                                                                 2,913,750
                                                                                             -------------
            INDUSTRIAL CONGLOMERATES (1.0%)
    2,100   3M Co.                                                      0.00     11/21/32        1,858,500
                                                                                             -------------
            INDUSTRIAL MACHINERY (0.7%)
      840   Actuant Corp.                                               2.00     11/15/23        1,347,150
                                                                                             -------------
            INVESTMENT BANKS/BROKERS (1.2%)
      498   E*Trade Financial Corp.                                     6.00     02/01/07          570,832
    1,750   Lehman Brothers Holdings Inc.
             (Series MSFT)                                              1.00     03/23/09        1,741,600
                                                                                             -------------
                                                                                                 2,312,432
                                                                                             -------------
            MARINE SHIPPING (1.1%)
    2,400   OMI Corp. (Marshall Islands)                               2.875     12/01/24        2,172,000
                                                                                             -------------
            MEDIA CONGLOMERATES (1.1%)
    2,000   Walt Disney Co. (The)                                      2.125     04/15/23        2,157,500
                                                                                             -------------
            MEDICAL DISTRIBUTORS (1.0%)
    1,625   PSS World Medical Inc. - 144A*                              2.25     03/15/24        1,976,406
                                                                                             -------------
            MEDICAL SPECIALTIES (2.8%)
    1,200   Cytyc Corp.                                                 2.25     03/15/24        1,324,500
    1,600   Fisher Scientific International                             3.25     03/01/24        1,726,000
    1,400   Medtronic, Inc. (Series B)                                  1.25     09/15/21        1,394,750
      975   St. Jude Medical, Inc.                                      2.80     12/15/35          966,469
                                                                                             -------------
                                                                                                 5,411,719
                                                                                             -------------
            MOVIES/ENTERTAINMENT (0.4%)
      800   Lions Gate Entertainment (Canada)                          3.625     03/15/25          752,000
                                                                                             -------------
            OIL & GAS PRODUCTION (0.9%)
      950   Cheniere Energy, Inc.                                       2.25     08/01/12        1,225,500
      400   McMoran Exploration Co.                                     5.25     10/06/11          467,500
                                                                                             -------------
                                                                                                 1,693,000
                                                                                             -------------
            OILFIELD SERVICES/EQUIPMENT (4.4%)
    2,200   Cooper Cameron Corp.                                        1.50     05/15/24        3,033,250
    1,360   Halliburton Co.                                            3.125     07/15/23        2,694,500
    1,485   Schlumberger Ltd. (Netherlands Antilles)                    1.50     06/01/23        2,621,025
                                                                                             -------------
                                                                                                 8,348,775
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON      MATURITY
THOUSANDS                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------
            PACKAGED SOFTWARE (1.4%)
$   1,400   Fair Isaac Corp. (Series B)                                 1.50%    08/15/23    $   1,477,000
    1,200   Sybase, Inc. - 144A*                                        1.75     02/22/25        1,207,500
                                                                                             -------------
                                                                                                 2,684,500
                                                                                             -------------
            PHARMACEUTICALS: GENERIC DRUGS (0.8%)
    1,750   Valeant Pharmaceuticals International                       3.00     08/16/10        1,529,063
                                                                                             -------------
            PHARMACEUTICALS: MAJOR (2.5%)
    1,500   Bristol-Myers Squibb Co.                                    3.37+    09/15/23        1,505,625
    3,000   Wyeth - 144A*                                              4.239+    01/15/24        3,209,700
                                                                                             -------------
                                                                                                 4,715,325
                                                                                             -------------
            PHARMACEUTICALS: OTHER (3.9%)
    1,600   Advanced Medical Optics Inc.                                2.50     07/15/24        1,742,000
    1,050   First Horizon Pharmaceutical Corp.                          1.75     03/08/24        1,261,312
    1,750   King Pharmaceuticals, Inc. 144A*                            1.25     04/01/26        1,752,188
    2,800   Teva Pharmaceutical Industries Ltd.
             (Series D) (Israel)                                        1.75     02/01/26        2,782,500
                                                                                             -------------
                                                                                                 7,538,000
                                                                                             -------------
            REAL ESTATE INVESTMENT TRUSTS (1.5%)
    2,200   Host Marriott L.P. - 144A*                                  3.25     04/15/24        2,846,250
                                                                                             -------------
            RECREATIONAL PRODUCTS (1.5%)
    2,200   Scientific Games Corp. - 144A*                              0.75     12/01/24        2,821,500
                                                                                             -------------
            SEMICONDUCTORS (8.4%)
    2,600   Agere Systems Inc.                                          6.50     12/15/09        2,574,000
    2,300   Atmel Corp.                                                 0.00     05/23/21        1,138,500
    1,400   Cypress Semiconductor Corp.                                 1.25     06/15/08        1,753,500
    2,600   Fairchild Semiconductor International, Inc.                 5.00     11/01/08        2,580,500
    1,750   Intel Corp. - 144A*                                         2.95     12/15/35        1,509,375
    2,250   International Rectifier Corp.                               4.25     07/15/07        2,202,187
    2,400   LSI Logic Corp.                                             4.00     05/15/10        2,688,000
      800   Pixelworks, Inc.                                            1.75     05/15/24          562,000
    1,000   Vitesse Semiconductor Corp. - 144A*                         1.50     10/01/24        1,103,750
                                                                                             -------------
                                                                                                16,111,812
                                                                                             -------------
            SERVICES TO THE HEALTH INDUSTRY (0.9%)
    1,750   WebMD Corp.                                                3.125     09/01/25        1,653,750
                                                                                             -------------
            SPECIALTY TELECOMMUNICATIONS (0.3%)
      437   QWEST Communications International, Inc.                    3.50     11/15/25          582,849
                                                                                             -------------
            TELECOMMUNICATION EQUIPMENT (0.6%)
    1,300   Ciena Corp.                                                 3.75     02/01/08        1,235,000
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON      MATURITY
THOUSANDS                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------
            WHOLESALE DISTRIBUTORS (1.0%)
$   2,000   Collegiate Pacific Inc. - 144A*                             5.75%    12/01/09    $   1,967,500
                                                                                             -------------
            WIRELESS TELECOMMUNICATIONS (3.0%)
    2,460   Nextel Communications, Inc.                                 5.25     01/15/10        2,472,300
    1,400   NII Holdings, Inc.                                         2.875     02/01/34        3,192,000
                                                                                             -------------
                                                                                                 5,664,300
                                                                                             -------------
            TOTAL CONVERTIBLE BONDS
             (COST $131,668,245)                                                               141,023,781

NUMBER OF
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS (23.2%)
            ADVERTISING/MARKETING SERVICES (0.5%)
    1,000   Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50                         937,500
                                                                                             -------------
            BEVERAGES: ALCOHOLIC (0.5%)
   24,000   Constellation Brands, Inc. (Series A) $1.4375                                          900,720
                                                                                             -------------
            CHEMICALS: MAJOR DIVERSIFIED (0.8%)
   36,100   Huntsman Corp. $2.50                                                                 1,553,022
                                                                                             -------------
            CONTAINERS/PACKAGING (0.5%)
   27,840   Owens-Illinois, Inc. $2.375                                                            963,264
                                                                                             -------------
            ELECTRIC UTILITIES (0.6%)
   22,900   PNM Resources Inc. $3.375                                                            1,111,795
                                                                                             -------------
            ENVIRONMENTAL SERVICES (0.2%)
    1,400   Allied Waste Industries, Inc. (Series D) $15.625                                       464,380
                                                                                             -------------
            FINANCE/RENTAL/LEASING (2.3%)
       29   Federal National Mortgage Assoc. $5,375.00                                           2,823,875
   35,500   United Rentals Trust I $3.25                                                         1,650,750
                                                                                             -------------
                                                                                                 4,474,625
                                                                                             -------------
            FINANCIAL CONGLOMERATES (2.0%)
   78,000   Citigroup Funding Inc. (Series GNW) $1.4809                                          2,453,100
    1,000   Fortis Insurance NV - 144A* $77.50 (Netherlands)                                     1,323,000
                                                                                             -------------
                                                                                                 3,776,100
                                                                                             -------------
            GAS DISTRIBUTORS (0.3%)
   13,900   Southern Union Co. $2.50                                                               690,135
                                                                                             -------------
            HOME FURNISHINGS (1.2%)
   55,000   Newell Financial Trust I $2.625                                                      2,351,250
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            INTEGRATED OIL (0.5%)
    8,200   Amerada Hess Corp. $3.50                                                         $     981,171
                                                                                             -------------
            INVESTMENT BANKS/BROKERS (2.7%)
   80,000   Lazard Ltd. $1.6563 (Bermuda)                                                        3,150,400
   80,000   Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                   2,120,000
                                                                                             -------------
                                                                                                 5,270,400
                                                                                             -------------
            LIFE/HEALTH INSURANCE (1.5%)
  104,000   MetLife, Inc. (Series B) $1.5938                                                     2,790,320
                                                                                             -------------
            MOTOR VEHICLES (1.1%)
   40,500   Ford Cap Trust II $3.25                                                              1,217,025
   40,000   General Motors Corp. (Series A) $1.125                                                 928,400
                                                                                             -------------
                                                                                                 2,145,425
                                                                                             -------------
            OIL & GAS PRODUCTION (1.7%)
   19,000   Chesapeake Energy Corp. - 144A* $5.00                                                1,995,000
    5,250   NRG Energy $14.375                                                                   1,263,938
                                                                                             -------------
                                                                                                 3,258,938
                                                                                             -------------
            PHARMACEUTICALS: MAJOR (0.8%)
   29,500   Schering-Plough Corp. $3.00                                                          1,498,010
                                                                                             -------------
            PRECIOUS METALS (0.8%)
    1,200   Freeport-MC Corp. $55.00                                                             1,538,550
                                                                                             -------------
            PROPERTY - CASUALTY INSURERS (3.0%)
   56,000   Platinum Underwriters (Series A) $1.809                                              1,646,400
  100,000   Travelers Property Casualty Corp. $1.125                                             2,399,000
   79,500   XL Capital Ltd. $1.625 (Kyrgyzstan)                                                  1,763,310
                                                                                             -------------
                                                                                                 5,808,710
                                                                                             -------------
            RAILROADS (0.1%)
      175   Kansas City Southern $51.25                                                            179,375
                                                                                             -------------
            REAL ESTATE INVESTMENT TRUSTS (0.9%)
   24,000   Simon Property Group L.P. $3.00                                                      1,655,040
                                                                                             -------------
            TELECOMMUNICATION EQUIPMENT (1.2%)
    2,200   Lucent Technologies Capital Trust I $77.50                                           2,226,400
                                                                                             -------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
             (COST $42,687,588)                                                                 44,575,130
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            COMMON STOCKS (1.1%)
            INVESTMENT BANKS/BROKERS (0.3%)
   21,059   E*TRADE Group, Inc.**                                                            $     496,910
                                                                                             -------------
            OIL & GAS PIPELINES (0.8%)
   74,814   Williams Companies, Inc. (The)                                                       1,600,271
                                                                                             -------------
            TOTAL COMMON STOCKS
             (COST $1,311,754)                                                                   2,097,181
                                                                                             -------------

PRINCIPAL
AMOUNT IN                                                             COUPON     MATURITY
THOUSANDS                                                              RATE        DATE
---------                                                             ------     --------
            SHORT-TERM INVESTMENT (2.2%)
            REPURCHASE AGREEMENT
$   4,310   Joint repurchase agreement account
             (dated 03/31/06; proceeds $4,311,719) (a)
             (COST $4,310,000)                                         4.785%    04/03/06        4,310,000
                                                                                             -------------

            TOTAL INVESTMENTS (COST $179,977,587) (b)                             100.0%       192,006,092
            LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.0)           (23,289)
                                                                                  -----      -------------

            NET ASSETS                                                            100.0%     $ 191,982,803
                                                                                  =====      =============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   **  NON-INCOME PRODUCING SECURITY.
   ^ RATE IN EFFECT AT MARCH 31, 2006. RATE WILL RESET TO 0% AT A FUTURE SPECIFIED DATE.
   # RATE IN EFFECT AT MARCH 31, 2006. RATE WILL RESET TO 1.875% AT A FUTURE SPECIFIED DATE.
   +   VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT MARCH 31,
       2006.
   (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $17,509,231 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,480,726, RESULTING IN NET UNREALIZED APPRECIATION OF $12,028,505.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
SUMMARY OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Semiconductors                                       $  16,111,812       8.4%
Biotechnology                                           12,278,637       6.4
Oilfield Services/Equipment                              8,348,775       4.3
Investment Banks/Brokers                                 8,079,742       4.2
Pharmaceuticals: Other                                   7,538,000       3.9
Aerospace & Defense                                      6,446,625       3.4
Pharmaceuticals: Major                                   6,213,335       3.2
Financial Conglomerates                                  6,066,850       3.2
Property - Casualty Insurers                             5,808,710       3.0
Wireless Telecommunications                              5,664,300       2.9
Medical Specialties                                      5,411,719       2.8
Cable/Satellite TV                                       5,238,375       2.7
Apparel/Footwear Retail                                  5,162,238       2.7
Oil & Gas Production                                     4,951,938       2.6
Real Estate Investment Trusts                            4,501,290       2.4
Finance/Rental/Leasing                                   4,474,625       2.3
Computer Peripherals                                     4,471,500       2.3
Repurchase Agreement                                     4,310,000       2.3
Airlines                                                 3,564,000       1.9
Telecommunication Equipment                              3,461,400       1.8
Electronic Production Equipment                          3,315,000       1.7
Hotels/Resorts/Cruiselines                               2,913,750       1.5
Recreational Products                                    2,821,500       1.5
Computer Communications                                  2,814,219       1.5
Life/Health Insurance                                    2,790,320       1.5
Packaged Software                                        2,684,500       1.4
Advertising/Marketing Services                           2,476,156       1.3
Home Furnishings                                         2,351,250       1.2
Electronic Components                                    2,180,062       1.1
Marine Shipping                                          2,172,000       1.1
Media Conglomerates                                      2,157,500       1.1
Motor Vehicles                                       $   2,145,425       1.1%
Electronics/Appliances                                   2,057,344       1.1
Medical Distributors                                     1,976,406       1.0
Wholesale Distributors                                   1,967,500       1.0
Hospital/Nursing Management                              1,959,750       1.0
Industrial Conglomerates                                 1,858,500       1.0
Services to the Health Industry                          1,653,750       0.9
Oil & Gas Pipelines                                      1,600,271       0.8
Chemicals: Major Diversified                             1,553,022       0.8
Precious Metals                                          1,538,550       0.8
Pharmaceuticals: Generic Drugs                           1,529,063       0.8
Engineering & Construction                               1,421,981       0.7
Casino/Gaming                                            1,356,750       0.7
Industrial Machinery                                     1,347,150       0.7
Electronics/Appliance Stores                             1,266,250       0.7
Environmental Services                                   1,117,130       0.6
Electric Utilities                                       1,111,795       0.6
Broadcasting                                             1,050,938       0.5
Integrated Oil                                             981,171       0.5
Containers/Packaging                                       963,264       0.5
Beverages: Alcoholic                                       900,720       0.5
Electrical Products                                        889,875       0.5
Electronic Distributors                                    775,000       0.4
Movies/Entertainment                                       752,000       0.4
Gas Distributors                                           690,135       0.4
Specialty Telecommunications                               582,849       0.3
Railroads                                                  179,375       0.1
                                                     -------------   -------
                                                     $ 192,006,092     100.0%
                                                     =============   =======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $179,977,587)                                                $  192,006,092
Cash                                                                        39,860
Receivable for:
  Investments sold                                                         966,857
  Interest                                                                 963,733
  Dividends                                                                 63,281
  Shares of beneficial interest sold                                         8,436
Prepaid expenses and other assets                                           24,171
                                                                    --------------
    TOTAL ASSETS                                                       194,072,430
                                                                    --------------
LIABILITIES:
Payable for:
  Investments purchased                                                  1,343,576
  Shares of beneficial interest redeemed                                   381,112
  Distribution fee                                                          85,749
  Investment advisory fee                                                   84,975
  Administration fee                                                        13,073
Accrued expenses and other payables                                        181,142
                                                                    --------------
    TOTAL LIABILITIES                                                    2,089,627
                                                                    --------------
    NET ASSETS                                                      $  191,982,803
                                                                    ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $  193,556,387
Net unrealized appreciation                                             12,028,505
Accumulated undistributed net investment income                            986,919
Accumulated net realized loss                                          (14,589,008)
                                                                    --------------
    NET ASSETS                                                      $  191,982,803
                                                                    ==============
CLASS A SHARES:
Net Assets                                                          $  117,851,747
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                        6,822,374
    NET ASSET VALUE PER SHARE                                       $        17.27
                                                                    ==============
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54%
        OF NET ASSET VALUE)                                         $        18.23
                                                                    ==============
CLASS B SHARES:
Net Assets                                                          $   61,482,066
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                        3,555,208
    NET ASSET VALUE PER SHARE                                       $        17.29
                                                                    ==============
CLASS C SHARES:
Net Assets                                                          $    9,121,742
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                          530,642
    NET ASSET VALUE PER SHARE                                       $        17.19
                                                                    ==============
CLASS D SHARES:
Net Assets                                                          $    3,527,248
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                          204,214
    NET ASSET VALUE PER SHARE                                       $        17.27
                                                                    ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                            $    2,102,446
Dividends                                                                1,464,922
                                                                    --------------
    TOTAL INCOME                                                         3,567,368
                                                                    --------------
EXPENSES
Investment advisory fee                                                    509,712
Distribution fee (Class A shares)                                          135,711
Distribution fee (Class B shares)                                          333,839
Distribution fee (Class C shares)                                           34,421
Transfer agent fees and expenses                                           118,575
Professional fees                                                          100,308
Administration fee                                                          78,417
Shareholder reports and notices                                             26,724
Registration fees                                                           18,959
Custodian fees                                                               8,918
Trustees' fees and expenses                                                  4,918
Other                                                                       11,150
                                                                    --------------
    TOTAL EXPENSES                                                       1,381,652
                                                                    --------------
    NET INVESTMENT INCOME                                                2,185,716
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                        6,077,615
Net change in unrealized appreciation                                    3,136,349
                                                                    --------------
    NET GAIN                                                             9,213,964
                                                                    --------------
NET INCREASE                                                        $   11,399,680
                                                                    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX       FOR THE YEAR
                                                                     MONTHS ENDED           ENDED
                                                                    MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                    --------------    ------------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $    2,185,716    $        5,434,339
Net realized gain                                                        6,077,615            13,531,179
Net change in unrealized appreciation                                    3,136,349            (3,320,626)
                                                                    --------------    ------------------

    NET INCREASE                                                        11,399,680            15,644,892
                                                                    --------------    ------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                          (1,428,000)           (1,729,113)
Class B shares                                                            (538,313)           (3,470,514)
Class C shares                                                             (92,211)             (252,338)
Class D shares                                                             (46,292)             (127,129)
                                                                    --------------    ------------------

    TOTAL DIVIDENDS                                                     (2,104,816)           (5,579,094)
                                                                    --------------    ------------------

Net decrease from transactions in shares of beneficial interest        (24,212,022)          (73,235,505)
                                                                    --------------    ------------------

    NET DECREASE                                                       (14,917,158)          (63,169,707)

NET ASSETS:
Beginning of period                                                    206,899,961           270,069,668
                                                                    --------------    ------------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$986,919 AND $906,019, RESPECTIVELY)                                $  191,982,803    $      206,899,961
                                                                    ==============    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $98,564,536 at March 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.71%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $118,758 and $887, respectively and received $5,485 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $57,247,186 and $82,151,332, respectively.

At March 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 120,314 Class D shares of beneficial interest of the Fund.

For the six months ended March 31, 2006, the Fund incurred brokerage commissions of $814 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,667. At March 31, 2006, the Fund had an accrued pension liability of $63,866 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                 FOR THE SIX                           FOR THE YEAR
                                                 MONTHS ENDED                              ENDED
                                                MARCH 31, 2006                      SEPTEMBER 30, 2005
                                      ----------------------------------    ----------------------------------
                                                  (UNAUDITED)
                                          SHARES             AMOUNT             SHARES             SHARES
                                      ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                           24,292    $       406,770            146,258    $     2,339,210
Conversion from Class B                       269,793          4,505,665          7,376,799        114,314,163
Reinvestment of dividends                      69,133          1,168,188             86,941          1,396,973
Redeemed                                     (726,918)       (12,145,242)          (950,680)       (15,245,535)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A           (363,700)        (6,064,619)         6,659,318        102,804,811
                                      ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                           25,278            427,538            312,746          5,057,544
Conversion to Class A                        (269,723)        (4,505,665)        (7,381,481)      (114,314,163)
Reinvestment of dividends                      22,800            385,360            163,393          2,649,978
Redeemed                                     (746,113)       (12,423,158)        (4,050,644)       (65,357,644)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                      (967,758)       (16,115,925)       (10,955,986)      (171,964,285)
                                      ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                           11,197            186,910             61,261            983,881
Reinvestment of dividends                       4,296             72,369             12,716            204,532
Redeemed                                     (118,115)        (1,960,401)          (229,629)        (3,668,105)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                      (102,622)        (1,701,122)          (155,652)        (2,479,692)
                                      ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                           20,194            346,000            113,756          1,814,632
Reinvestment of dividends                         528              8,895              4,037             65,347
Redeemed                                      (41,199)          (685,251)          (217,499)        (3,476,318)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                       (20,477)          (330,356)           (99,706)        (1,596,339)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                       (1,454,557)   $   (24,212,022)        (4,552,026)   $   (73,235,505)
                                      ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had a net capital loss carryforward of $20,666,616 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                  MONTHS ENDED         ----------------------------------------------------------
                                                 MARCH 31, 2006           2005         2004        2003         2002       2001
                                                 --------------        ----------    --------    --------     --------   --------
                                                  (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $        16.46        $    15.78    $  14.76    $  12.76     $  13.96   $  17.23
                                                 --------------        ----------    --------    --------     --------   --------
Income (loss) from investment operations:
  Net investment income^                                   0.21              0.47        0.48        0.52         0.56       0.62
  Net realized and unrealized gain (loss)                  0.81              0.69        1.06        1.97        (1.11)     (3.21)
                                                 --------------        ----------    --------    --------     --------   --------
Total income (loss) from investment operations             1.02              1.16        1.54        2.49        (0.55)     (2.59)
                                                 --------------        ----------    --------    --------     --------   --------
Less dividends from net investment income                 (0.21)            (0.48)      (0.52)      (0.49)       (0.65)     (0.68)
                                                 --------------        ----------    --------    --------     --------   --------
Net asset value, end of period                   $        17.27        $    16.46    $  15.78    $  14.76     $  12.76   $  13.96
                                                 ==============        ==========    ========    ========     ========   ========

TOTAL RETURN+                                              6.27%(1)          7.47%      10.49%      19.76%       (4.26)%   (15.32)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.13%(2)          1.11%       1.04%       1.08%        1.09%      1.06%
Net investment income                                      2.51%(2)          2.84%       2.98%       3.59%        3.90%      3.97%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $      117,852        $  118,298    $  8,314    $  5,284     $  2,570   $  1,822
Portfolio turnover rate                                      30%(1)            47%         62%         93%          82%       123%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                  MONTHS ENDED        -----------------------------------------------------------
                                                 MARCH 31, 2006         2005         2004        2003        2002         2001
                                                 --------------       --------     ---------   ---------   ---------    ---------
                                                   (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $        16.48       $  15.78     $   14.76   $   12.76   $   13.95    $   17.22
                                                 --------------       --------     ---------   ---------   ---------    ---------
Income (loss) from investment operations:
  Net investment income^                                   0.14           0.33          0.35        0.39        0.45         0.51
  Net realized and unrealized gain (loss)                  0.81           0.71          1.07        2.00       (1.10)       (3.22)
                                                 --------------       --------     ---------   ---------   ---------    ---------
Total income (loss) from investment operations             0.95           1.04          1.42        2.39       (0.65)       (2.71)
                                                 --------------       --------     ---------   ---------   ---------    ---------
Less dividends from net investment income                 (0.14)         (0.34)        (0.40)      (0.39)      (0.54)       (0.56)
                                                 --------------       --------     ---------   ---------   ---------    ---------
Net asset value, end of period                   $        17.29       $  16.48     $   15.78   $   14.76   $   12.76    $   13.95
                                                 ==============       ========     =========   =========   =========    =========

TOTAL RETURN+                                              5.78%(1)       6.65%         9.63%      18.88%      (5.01)%     (15.91)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.90%(2)       1.86%         1.81%       1.83%       1.84%        1.81%
Net investment income                                      1.74%(2)       2.09%         2.21%       2.84%       3.15%        3.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $       61,482       $ 74,529     $ 244,246   $ 258,799   $ 202,516    $ 235,137
Portfolio turnover rate                                      30%(1)         47%           62%         93%         82%         123%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                         FOR THE YEAR ENDED SEPTEMBER 30,
                                                  MONTHS ENDED         ----------------------------------------------------------
                                                 MARCH 31, 2006          2005         2004         2003         2002       2001
                                                 --------------        --------     --------     --------     --------   --------
                                                   (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $        16.38        $  15.71     $  14.70     $  12.71     $  13.90   $  17.17
                                                 --------------        --------     --------     --------     --------   --------
Income (loss) from investment operations:
  Net investment income^                                   0.17            0.34         0.35         0.42         0.45       0.51
  Net realized and unrealized gain (loss)                  0.81            0.69         1.07         1.96        (1.10)     (3.22)
                                                 --------------        --------     --------     --------     --------   --------
Total income (loss) from investment operations             0.98            1.03         1.42         2.38        (0.65)     (2.71)
                                                 --------------        --------     --------     --------     --------   --------
Less dividends from net investment income                 (0.17)          (0.36)       (0.41)       (0.39)       (0.54)     (0.56)
                                                 --------------        --------     --------     --------     --------   --------
Net asset value, end of period                   $        17.19        $  16.38     $  15.71     $  14.70     $  12.71   $  13.90
                                                 ==============        ========     ========     ========     ========   ========

TOTAL RETURN+                                              5.98%(1)        6.61%        9.65%       18.92%       (4.97)%   (15.94)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.61%(2)        1.85%        1.81%        1.83%        1.80%      1.81%
Net investment income                                      2.03%(2)        2.10%        2.21%        2.84%        3.19%      3.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $        9,122        $ 10,374     $ 12,390     $  9,447     $  4,740   $  4,324
Portfolio turnover rate                                      30%(1)          47%          62%          93%          82%       123%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                         FOR THE YEAR ENDED SEPTEMBER 30,
                                                  MONTHS ENDED         ----------------------------------------------------------
                                                 MARCH 31, 2006          2005         2004         2003         2002       2001
                                                 --------------        --------     --------     --------     --------   --------
                                                   (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $        16.46        $  15.78     $  14.76     $  12.76     $  13.95   $  17.23
                                                 --------------        --------     --------     --------     --------   --------
Income (loss) from investment operations:
  Net investment income^                                   0.23            0.50         0.51         0.61         0.59       0.67
  Net realized and unrealized gain (loss)                  0.81            0.70         1.07         1.91        (1.10)     (3.23)
                                                 --------------        --------     --------     --------     --------   --------
Total income (loss) from investment operations             1.04            1.20         1.58         2.52        (0.51)     (2.56)
                                                 --------------        --------     --------     --------     --------   --------
Less dividends from net investment income                 (0.23)          (0.52)       (0.56)       (0.52)       (0.68)     (0.72)
                                                 --------------        --------     --------     --------     --------   --------
Net asset value, end of period                   $        17.27        $  16.46     $  15.78     $  14.76     $  12.76   $  13.95
                                                 ==============        ========     ========     ========     ========   ========

TOTAL RETURN+                                              6.33%(1)        7.72%       10.75%       20.04%       (4.03)%   (15.08)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   0.90%(2)        0.86%        0.81%        0.83%        0.84%      0.81%
Net investment income                                      2.74%(2)        3.09%        3.21%        3.84%        4.15%      4.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $        3,527        $  3,698     $  5,120     $  7,996     $  1,680   $  3,449
Portfolio turnover rate                                      30%(1)          47%          62%          93%          82%       123%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

37975 RPT-RA06-00398P-Y03/06

[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                     CONVERTIBLE
                                                                SECURITIES TRUST


                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2006


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006